Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues from sales of product		$ 24,122	$ 24,306
Cost of sales		(11,338)	(11,656)
Gross profit		12,784	12,650
Operating expenses:
Selling and distribution costs		(73)	(70)
Administrative expenses		(1,305)	(668)
Total operating expenses		(1,378)	(738)
Operating profit		11,406	11,912
Other income, net		126	101
Finance costs		(149)	(72)
Profit before taxation		11,383	11,941
Income tax expenses (credit)		118	(88)
Net Profit for the year		$ 11,501	$ 11,853
Earnings per share
Basic (in Dollars per share)		$ 0.96	$ 0.99
Weighted-average number of shares
Basic (in Shares)	[1]	12,000,000	12,000,000	[2]
Diluted (in Shares)	[1]	12,000,000	12,000,000	[2]

[1]	Giving retroactive effect to the issuance of shares at nominal consideration effected on January 10, 2023 (Note 18).
[2]	Giving retroactive effect to the subdivision of shares effected on September 27, 2023 (Note 18).